Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€) € / shares in Thousands, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue	€ 97
Cost of sales	10
Gross profit	87
Research and development expenses	(90,345)	€ (38,136)
General and administrative expenses	(35,406)	(15,437)
Selling Expenses	(15,272)	(4,645)
Other income	2,346	76
Other expenses	(130)	(58)
Operating loss	138,720	58,200
Finance income	80	518
Finance expenses	49,741	5,736
Financial result	(49,661)	(5,218)
Loss before income tax	(188,381)	(63,418)
Income tax expense	46	61
Net loss for the period	(188,427)	(63,479)
Other comprehensive income (loss)
Other comprehensive income that may be reclassified to profit or loss	36	3
Exchange differences on translation of foreign business units	36	3
Items that will not be subsequently reclassified to profit or loss	(44)	(114)
Remeasurement of defined pension benefit obligation	(44)	(114)
Other comprehensive income (loss)	(8)	(111)
Total consolidated comprehensive loss for the reporting period	€ (188,435)	€ (63,590)
Loss per share basic	€ (2,771)	€ (1,072)
Loss per share diluted	€ (2,771)	€ (1,072)